UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                      August 26, 2006 to September 25, 2006


Commission File Number of issuing entity: 333-127020-19


                J.P. MORGAN MORTGAGE ACQUISITION CORP. 2006-FRE2
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       57-1233750, 57-1233753, 57-1233754
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-FRE2
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                 --------------
           (Former name, former address, if changed since last report)


               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1             [   ]           [   ]           [ x ]
    A2             [   ]           [   ]           [ x ]
    A3             [   ]           [   ]           [ x ]
    A4             [   ]           [   ]           [ x ]
    M1             [   ]           [   ]           [ x ]
    M2             [   ]           [   ]           [ x ]
    M3             [   ]           [   ]           [ x ]
    M4             [   ]           [   ]           [ x ]
    M5             [   ]           [   ]           [ x ]
    M6             [   ]           [   ]           [ x ]
    M7             [   ]           [   ]           [ x ]
    M8             [   ]           [   ]           [ x ]
    M9             [   ]           [   ]           [ x ]
    M10            [   ]           [   ]           [ x ]
    M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On September 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement to Certificateholders on September 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                              By:     /s/ William C. Buell
                                      ------------------------------------
                                      William C. Buell
                                      Vice President

                             Date:    September 26, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-FRE2 Asset-Backed Pass-Through Certificates, Series 2006-FRE2 relating to the September 25, 2006 distribution.


                                     EX-99.1
          J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                  September 25, 2006

                                Table of Contents
Distribution Report                                                           2
Factor Report                                                                 3
Delinquent Mortgage Loans                                                    10
Delinquency Trend Group                                                      11
Bankruptcies                                                                 12
Foreclosures                                                                 13
REO Properties                                                               14
REO Property Scheduled Balance                                               15
Principal Payoffs by Group occurred in this Distribution                     15
Realized Loss Group Report                                                   16


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

          J.P. Morgan Mortgage Acceptance Corporation, Series 2006-FRE2
                                 September 25, 2006

-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               PRINCIPAL                                                       REALIZED    DEFERRED     PRINCIPAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1      267,476,000.00    211,871,153.14     25,940,272.85     1,004,244.43    26,944,517.28     0.00      0.00    185,930,880.29
A2      205,034,000.00    132,894,922.31     51,902,498.16       617,318.25    52,519,816.41     0.00      0.00     80,992,424.15
A3      221,945,000.00    221,945,000.00              0.00     1,051,993.28     1,051,993.28     0.00      0.00    221,945,000.00
A4       25,365,000.00     25,365,000.00              0.00       121,974.49       121,974.49     0.00      0.00     25,365,000.00
M1       46,966,000.00     46,966,000.00              0.00       229,084.21       229,084.21     0.00      0.00     46,966,000.00
M2       34,505,000.00     34,505,000.00              0.00       168,897.93       168,897.93     0.00      0.00     34,505,000.00
M3       21,087,000.00     21,087,000.00              0.00       103,399.98       103,399.98     0.00      0.00     21,087,000.00
M4       17,732,000.00     17,732,000.00              0.00        88,628.37        88,628.37     0.00      0.00     17,732,000.00
M5       16,773,000.00     16,773,000.00              0.00        84,123.95        84,123.95     0.00      0.00     16,773,000.00
M6       15,815,000.00     15,815,000.00              0.00        80,681.00        80,681.00     0.00      0.00     15,815,000.00
M7       14,377,000.00     14,377,000.00              0.00        79,535.07        79,535.07     0.00      0.00     14,377,000.00
M8       13,419,000.00     13,419,000.00              0.00        76,546.37        76,546.37     0.00      0.00     13,419,000.00
M9       10,064,000.00     10,064,000.00              0.00        66,074.57        66,074.57     0.00      0.00     10,064,000.00
M10      10,543,000.00     10,543,000.00              0.00        71,035.16        71,035.16     0.00      0.00     10,543,000.00
M11       9,585,000.00      9,585,000.00              0.00        64,580.48        64,580.48     0.00      0.00      9,585,000.00
P               100.00            100.00              0.00       335,585.79       335,585.79     0.00      0.00            100.00
R                 0.00              0.00              0.00             0.00             0.00     0.00      0.00              0.00
TOTALS  930,686,100.00    802,942,175.45     77,842,771.01     4,243,703.33    82,086,474.34     0.00      0.00    725,099,404.44
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL           BEGINNING                                                                                ENDING
            FACE               NOTIONAL                                                        REALIZED    DEFERRED     NOTIONAL
 CLASS      VALUE              BALANCE           PRINCIPAL        INTEREST          TOTAL      LOSSES      INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       958,481,913.00    830,738,150.70              0.00     1,555,933.07     1,555,933.07     0.00      0.00    752,895,379.70
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         CURRENT
                         BEGINNING                                                                    ENDING             PASS-THRU
 CLASS        CUSIP      PRINCIPAL        PRINCIPAL            INTEREST                TOTAL          PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1      46626LGX2      792.11276204    96.98168378            3.75452164           100.73620542       695.13107827        5.504380%
A2      46626LGY0      648.16041393   253.14093350            3.01080918           256.15174269       395.01948043        5.394380%
A3      46626LGZ7    1,000.00000000     0.00000000            4.73988276             4.73988276     1,000.00000000        5.504380%
A4      46626LHA1    1,000.00000000     0.00000000            4.80877154             4.80877154     1,000.00000000        5.584380%
M1      46626LHB9    1,000.00000000     0.00000000            4.87766065             4.87766065     1,000.00000000        5.664380%
M2      46626LHC7    1,000.00000000     0.00000000            4.89488277             4.89488277     1,000.00000000        5.684380%
M3      46626LHD5    1,000.00000000     0.00000000            4.90349410             4.90349410     1,000.00000000        5.694380%
M4      46626LHE3    1,000.00000000     0.00000000            4.99821622             4.99821622     1,000.00000000        5.804380%
M5      46626LHF0    1,000.00000000     0.00000000            5.01543850             5.01543850     1,000.00000000        5.824380%
M6      46626LHG8    1,000.00000000     0.00000000            5.10154916             5.10154916     1,000.00000000        5.924380%
M7      46626LHH6    1,000.00000000     0.00000000            5.53210475             5.53210475     1,000.00000000        6.424380%
M8      46626LHJ2    1,000.00000000     0.00000000            5.70432745             5.70432745     1,000.00000000        6.624380%
M9      46626LHK9    1,000.00000000     0.00000000            6.56543820             6.56543820     1,000.00000000        7.624380%
M10     46626LHL7    1,000.00000000     0.00000000            6.73766101             6.73766101     1,000.00000000        7.824380%
M11     46626LHM5    1,000.00000000     0.00000000            6.73766093             6.73766093     1,000.00000000        7.824380%
P          N/A       1,000.00000000     0.00000000    3,355,857.90000000     3,355,857.90000000     1,000.00000000        0.000000%
TOTALS                 862.74220218    83.64019943            4.55975794            88.19995737       779.10200275
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       CURRENT
                           BEGINNING                                                                ENDING             PASS-THRU
 CLASS        CUSIP        NOTIONAL         PRINCIPAL            INTEREST           TOTAL           NOTIONAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
C          N/A         866.72282433     0.00000000            1.62333065             1.62333065       785.50817651        0.000000%
-----------------------------------------------------------------------------------------------------------------------------------


Dates:
Record Date                                                                                   09/22/06
Determination Date                                                                            09/15/06
Distribution Date                                                                             09/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                        415,142.75
Group 1                                                                                     159,937.69
Group 2                                                                                     255,205.06

Principal Prepayments (Total)                                                            28,367,765.59
Group 1                                                                                  11,979,828.49
Group 2                                                                                  16,387,937.10

Curtailments (Total)                                                                         15,371.36
Group 1                                                                                       2,043.70
Group 2                                                                                      13,327.66

Curtailment Interest Adjustments (Total)                                                         -9.11
Group 1                                                                                           3.74
Group 2                                                                                         -12.85

Repurchase Principal (Total)                                                             49,043,680.72
Group 1                                                                                  13,797,956.14
Group 2                                                                                  35,245,724.58

Substitution Amounts (Total)                                                                      0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00


Net Liquidation Proceeds (Total)                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Other Principal Adjustments (Total)                                                               0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Non Recoverable Principal Advances (Total)                                                     -344.85
Group 1                                                                                        -344.85
Group 2                                                                                           0.00

Interest Funds:

Gross Interest                                                                            5,544,912.29
Group 1                                                                                   2,006,720.68
Group 2                                                                                   3,538,191.61

Servicing Fees                                                                              346,140.86
Group 1                                                                                     125,129.50
Group 2                                                                                     221,011.36

Trustee Fees                                                                                  2,769.15
Group 1                                                                                       1,001.06
Group 2                                                                                       1,768.09

Custodian Fee                                                                                 1,384.56
Group 1                                                                                         500.52
Group 2                                                                                         884.05

Trust Oversight Manager Fees                                                                 10,384.23
Group 1                                                                                       3,753.88
Group 2                                                                                       6,630.34

Non Recoverable Interest Advances (Total)                                                       104.17
Group 1                                                                                         104.17
Group 2                                                                                           0.00

Interest Adjustments from Prior Periods                                                           0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                   50
Group 1                                                                                             22
Group 2                                                                                             28

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected       10,568,669.65
Group 1                                                                                   4,190,301.76
Group 2                                                                                   6,378,367.89

Amount of Prepayment Penalties Collected                                                    335,585.79
Group 1                                                                                     124,055.34
Group 2                                                                                     211,530.45
Available Remitance Amount                                                               83,026,425.48

Principal Remittance Amount (Total)                                                      77,842,296.16
Group 1                                                                                  25,940,114.61
Group 2                                                                                  51,902,181.55

Interest Remittance Amount (Total)                                                        5,184,129.32
Group 1                                                                                   1,876,231.55
Group 2                                                                                   3,307,897.77

Pool Detail:
Beginning Number of Loans Outstanding                                                            4,024
Group 1                                                                                          1,588
Group 2                                                                                          2,436

Ending Number of Loans Outstanding                                                               3,696
Group 1                                                                                          1,460
Group 2                                                                                          2,236

Beginning Aggregate Loan Balance                                                        830,738,150.93
Group 1                                                                                 300,310,767.60
Group 2                                                                                 530,427,383.33

Ending Aggregate Loan Balance                                                           752,895,379.93
Group 1                                                                                 274,370,310.10
Group 2                                                                                 478,525,069.83

Current Advances                                                                                  0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00

Aggregate Advances                                                                                0.00
Group 1                                                                                           0.00
Group 2                                                                                           0.00
Weighted Average Remaning Term To Maturity                                                      349.36
Group 1                                                                                         350.00
Group 2                                                                                         349.00

Weighted Average Net Mortgage Rate                                                            7.48862%
Group 1                                                                                       7.49758%
Group 2                                                                                       7.48355%

Interest Accrual Period
Start Date                                                                             August 25, 2006
End Date                                                                            September 25, 2006
Number of Days in Accrual Period                                                                    31

 Delinquent Mortgage Loans
          Group 1
          Category          Number         Principal Balance     Percentage
          1 Month               53              9,972,851.25          3.63%
          2 Month               22              3,515,455.42          1.28%
          3 Month                2                615,301.79          0.22%
           Total                77             14,103,608.46          5.14%
 Delinquent Mortgage Loans
          Group 2
          Category          Number         Principal Balance     Percentage
          1 Month               86             16,967,125.55          3.55%
          2 Month               32              6,624,611.37          1.38%
          3 Month               15              1,606,446.19          0.34%
           Total               133             25,198,183.11          5.27%
* Delinquent Bankruptcies and Foreclosures are not included in the table above.

    Bankruptcies
    Group Number    Number of Loans Principal Balance   Percentage
             1                    3       253,701.47         0.09%
             2                    5     1,667,252.19         0.35%
        Total                     8     1,920,953.66         0.26%

Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        0
Principal Balance of Bankruptcy Loans that are Current                                          0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                             0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                               0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                            0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                              0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           3
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       253,701.47
Total Number of Bankruptcy Loans                                                                   3
Total Principal Balance of Bankruptcy Loans                                               253,701.47

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                        2
Principal Balance of Bankruptcy Loans that are Current                                    437,590.15
Number of Bankruptcy Loans that are 1 Month Delinquent                                             1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                         648,374.79
Number of Bankruptcy Loans that are 2 Months Delinquent                                            1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                        231,219.49
Number of Bankruptcy Loans that are 3+ Months Delinquent                                           1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                       350,067.76
Total Number of Bankruptcy Loans                                                                   5
Total Principal Balance of Bankruptcy Loans                                             1,667,252.19


 Foreclosures
 Group Number    Number of Loans Principal Balance   Percentage
         1                    20      3,334,491.04        1.22%
         2                    53     15,231,919.19        3.18%
    Total                     73     18,566,410.23        2.47%

Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           0
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                             0.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         20
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                    3,334,491.04
Total Number of Foreclosure Loans                                                                 20
Total Principal Balance of Foreclosure Loans                                            3,334,491.04

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                       0
Principal Balance of Foreclosure Loans that are Current                                         0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                            0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                              0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                           1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                       376,000.00
Number of Foreclosure Loans that are 3+ Months Delinquent                                         52
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                   14,855,919.19
Total Number of Foreclosure Loans                                                                 53
Total Principal Balance of Foreclosure Loans                                           15,231,919.19

 REO Properties
  Group Number    Number of Loans Principal Balance     Percentage
           1                    0             0.00           0.00%
           2                    0             0.00           0.00%
      Total                     0             0.00           0.00%

Group 1 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                               0
Principal Balance of REO Loans that are Current                                                 0.00
Number of REO Loans that are 1 Month Delinquent                                                    0
Principal Balance of REO Loans that are 1 Month Delinquent                                      0.00
Number of REO Loans that are 2 Months Delinquent                                                   0
Principal Balance of REO Loans that are 2 Months Delinquent                                     0.00
Number of REO Loans that are 3+ Months Delinquent                                                  0
Principal Balance of REO Loans that are 3+ Months Delinquent                                    0.00
Total Number of REO Loans                                                                          0
Total Principal Balance of REO Loans                                                            0.00

 REO Property Scheduled Balance
          Group Number    Loan Number    REO Date    Schedule Principal Balance
                                                                          0.00
              Total                                                       0.00

Principal Payoffs by Group occured in this Distribution
Group Number     Number of Loans     Principal Balance             Percentage
         1              0                  25,778,472.38                 9.40%
         2              0                  51,633,793.63                10.79%
    Total               0                  77,412,266.01                10.28%


 Realized Loss Group Report
 Group Number        Current Loss    Cumulative Loss  Ending Balance    Balance of Liquidated Loans  Net Liquidation Proceeds
       1                    687.75        413,209.29  274,370,310.10                        0.00                     0.00
       2                    131.95            131.95  478,525,069.83                        0.00                     0.00
     TOTAL                  819.70        413,341.24  752,895,379.93                        0.00                     0.00

Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                     819.70
Group 1                                                                                            687.75
Group 2                                                                                            131.95

Cumulative Realized Losses - Reduced by Recoveries                                             413,341.24
Group 1                                                                                        413,209.29
Group 2                                                                                            131.95

Current Applied Losses                                                                               0.00
Cumulative Applied Losses                                                                            0.00

Initial Cut-off Scheduled Balance Adjustment                                                   401,190.94
Group 1                                                                                        152,074.49
Group 2                                                                                        249,116.45

Trigger Event                                                                                          NO
TEST I - Trigger Event Occurrence                                                                      NO
(Is Delinquency Percentage > 32.25% of of Senior Enhancement Percetage ?)
Delinquency Percentage                                                                           4.21881%
32.25% of of Senior Enhancement Percetage                                                       10.22298%
OR
TEST II - Trigger Event Occurrence                                                                     NO
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                             0.04312%
Required Cumulative Loss %                                                                       0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                       27,795,975.48
Ending Overcollateralization Amount                                                         27,795,975.48
Ending Overcollateralization Deficiency                                                              0.00
Overcollateralization Release Amount                                                                 0.00
Monthly Excess Interest                                                                      1,289,288.38
Payment to Class C                                                                           1,555,933.07

Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occured This Period                                                     0.00
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Interest Carryforward Amount Paid This Period                                                        0.00
Class A-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-2                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Swap Account:
Net Swap Payment Due                                                                                 0.00
Net Swap Payment Paid                                                                                0.00
Net Swap Receipt Due                                                                           280,396.13

Beginning Balance                                                                                1,000.00
Additions to the Swap Account                                                                  280,396.13
Withdrawals from the Swap Account                                                              280,396.13
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Fund Account:
Beginning Balance                                                                                1,000.00
Additions to the Basis Risk Reserve Fund                                                        13,276.59
Divident Earnings on the Basis Risk Reserve Fund                                                     0.00
Withdrawals from the Basis Risk Reserve Fund                                                    13,276.59
Ending Balance                                                                                   1,000.00

Basis Risk Reserve Carryover:
Interest Carryover Amount Occured This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,270.03
Class M-10                                                                                       5,241.41
Class M-11                                                                                       4,765.14

Interest Carryover Amount Paid This Period
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                        3,270.03
Class M-10                                                                                       5,241.41
Class M-11                                                                                       4,765.14

Remaining Interest Carryover Amount
Class A-1                                                                                            0.00
Class A-2                                                                                            0.00
Class M-1                                                                                            0.00
Class A-3                                                                                            0.00
Class A-4                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occured this distribution                                        0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                 0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                0.00
Prepayment Interest Shortfall Allocated to Class C                                                   0.00

Total Relief Act Interest Shortfall occured this distribution                                        0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                 0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                0.00
Relief Act Interest Shortfall Allocated to Class C                                                   0.00

Available Net Funds Cap to Libor Certificates                                                    7.247049

One-Month LIBOR for Such Distribution Date                                                       5.324380

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                        5.504380
Class A-2                                                                                        5.394380
Class A-3                                                                                        5.504380
Class A-4                                                                                        5.584380
Class M-1                                                                                        5.664380
Class M-2                                                                                        5.684380
Class M-3                                                                                        5.694380
Class M-4                                                                                        5.804380
Class M-5                                                                                        5.824380
Class M-6                                                                                        5.924380
Class M-7                                                                                        6.424380
Class M-8                                                                                        6.624380
Class M-9                                                                                        7.624380
Class M-10                                                                                       7.824380
Class M-11                                                                                       7.824380

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)
Deferred Amount with respect to such Distribution Date
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Paid This Period                                                                     0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Deferred Amount Occured This Period                                                                  0.00
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00

Remaining Deferred Amount
Class M-1                                                                                            0.00
Class M-2                                                                                            0.00
Class M-3                                                                                            0.00
Class M-4                                                                                            0.00
Class M-5                                                                                            0.00
Class M-6                                                                                            0.00
Class M-7                                                                                            0.00
Class M-8                                                                                            0.00
Class M-9                                                                                            0.00
Class M-10                                                                                           0.00
Class M-11                                                                                           0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.
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